UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez             New York, New York            February 10, 2011
---------------------        -----------------------       ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:    $63,267
                                          (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP


COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-------------------------  --------------  --------- --------  ---------------------  ----------  --------  -----------------------
                                                      VALUE      SHS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED   NONE
-------------------------  --------------  --------- --------  ---------   ---  ----  ----------  --------  --------  ------   ----
AMAZON COM INC             COM             023135106  2,423      13,460    SH           Sole                  13,460
APPLE INC                  COM             037833100  5,519      17,110    SH           Sole                  17,110
BAIDU INC                  SPON ADR REP A  056752108  2,191      22,700    SH           Sole                  22,700
CITRIX SYS INC             COM             177376100  2,394      35,000    SH           Sole                  35,000
COMCAST CORP NEW           CL A            20030N101  2,524     114,900    SH           Sole                 114,900
COMPUWARE CORP             COM             205638109  1,719     147,310    SH           Sole                 147,310
GLOBALSTAR INC             COM             378973408    653     450,000    SH           Sole                 450,000
GOOGLE INC                 CL A            38259P508  4,793       8,070    SH           Sole                   8,070
INTEL CORP                 COM             458140100  3,722     177,000    SH           Sole                 177,000
MICROSOFT CORP             COM             594918104  5,861     210,000    SH           Sole                 210,000
NETFLIX INC                COM             64110L106  3,249      18,490    SH           Sole                  18,490
NETLOGIC MICROSYSTEMS INC  COM             64118B100    911      29,000    SH           Sole                  29,000
NII HLDGS INC              CL B NEW        62913F201  2,590      58,000    SH           Sole                  58,000
OCZ TECHNOLOGY GROUP INC   COM             67086E303  7,822   1,622,718    SH           Sole               1,622,718
PRICELINE COM INC          COM NEW         741503403  2,289       5,730    SH           Sole                   5,730
RADWARE LTD                ORD             M81873107  1,849      49,300    SH           Sole                  49,300
RAMBUS INC DEL             COM             750917106  1,556      76,000    SH           Sole                  76,000
SYMANTEC CORP              COM             871503108  4,855     290,000    SH           Sole                 290,000
VICOR CORP                 COM             925815102  1,146      69,854    SH           Sole                  69,854
VMWARE INC                 CL A COM        928563402  2,489      28,000    SH           Sole                  28,000
WESTERN DIGITAL CORP       COM             958102105  2,712      80,000    SH           Sole                  80,000







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